RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

The Company has entered into loan agreements with certain Officers and close relatives of Officers of the Company, the terms of which are disclosed in Note 8, “Notes Payable.”

The Company is party to an ongoing arrangement with the Predecessor whereby the Company makes lease payments of approximately $21,860 per month to the lessor of land for which the Predecessor is the lessee. The lease agreement is associated with land the Company utilizes for its ongoing operations.

During 2021, the Company purchased a total of $227,365 of goods from Arch City AG, LLC (“Arch City”), an entity partially owned by Mr. Kras, our Chief Executive Officer. In May 2021, the Company entered into an Assumption and Indemnification Agreement (the “Assumption Agreement”) with Arch City, which resulted in the Company assuming a liability of $78,976 that Arch City owed to a third-party supplier. In consideration for payment of the outstanding liability, Arch City forgave the Company’s outstanding balance of accounts payable, which totaled $121,470. The Company recognized a gain for forgiveness of debt of $42,494 in non-operating income during the year ended December 31, 2021. This liability extinguished met the criteria for troubled debt. The basic criteria are that the borrower is troubled, i.e., they are having financial difficulties, and a concession is granted by the creditor.